UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III ARGA FUNDS Emerging Markets Value Fund International Value Fund Value Fund ANNUAL REPORT DECEMBER 31, 2023 Investment Advisor: ARGA Investment Management, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

LETTER TO SHAREHOLDERS

Dear Shareholders,

The ARGA Emerging Markets Value Fund (Fund) performed well in 2023. The Fund was up 16.7% (net), compared to a 9.8% rise in the MSCI Emerging Markets Index and a 14.2% increase in the MSCI Emerging Markets Value Index.

Strength in overall emerging market equities was led by slowing inflation, receding recession fears and prospects for future rate cuts, together more than offsetting China property market and macro concerns.

The Fund’s 2023 outperformance reflected strong recovery in the valuations of many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own the most undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

The Fund’s valuation recoveries in 2023 occurred across many sectors and geographies. A partial drag on otherwise favorable results was the Fund’s relatively low exposure to the well performing Indian and Taiwanese markets, where ARGA finds minimal opportunity. Largest sector contributors were Financial Services, Technology, Materials, and Energy. Examples include:

•

Banks & insurance holdings (Financial Services) - Various geographies benefitted from higher rates and mostly benign credit. Largest performance contributors were in Brazil and Eastern Europe. Brazilian holdings benefitted from easing concerns over government regulation and the new administration. Polish holdings benefitted from favorable election results and along with Hungarian holdings, strong earnings.

•	Semiconductor & PC holdings (Technology) - Shares of DRAM manufacturer SK Hynix and Lenovo, world’s largest PC manufacturer, rose on diminished concerns over demand weakness.

•	Oil (Energy) – Sector strength was led by Brazilian oil company Petrobras, whose stock rose on diminished political/regulatory risk and solid fundamentals.

The Fund took advantage of share appreciation to trim and exit positions to fund more attractively valued opportunities. ARGA Research has identified new opportunities where investor reactions to recent geopolitical, regulatory and company stress have depressed market valuations. Targeted areas of longer-term opportunity include China and the Financial Services sector.

•

China - Ongoing investor concerns over US-China tensions, regulatory overhang, stress in China’s property market and broader economy have significantly depressed Chinese equity valuations. Fundamental research indicates compelling opportunities in China’s internet space, where select companies offer strong cash flow even under stricter regulation. China’s re-opening and restored flight capacity is expected to benefit travel and lodging companies, while Macau gaming company profitability may improve on rising visitations and business mix.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

•

Financial Services - Select banks, insurance and other financial companies with leading, well-capitalized franchises appear well positioned to navigate any macro slowdown and profit as conditions normalize.

Emerging Markets valuation spreads continue to exceed long-term averages. Historically, wide spreads have signaled subsequent value outperformance. The Fund appears well positioned to benefit long term.

Thank you for investing with ARGA.

ARGA Portfolio Construction Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Definitions of the Comparative Indices

MSCI Emerging Markets Index captures large and mid-cap representation across 25 Emerging Markets (EM) countries. With 1,422 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI Emerging Markets Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 25 Emerging Markets (EM) countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Comparison of change in the value of a $10,000 Investment in the ARGA Emerging Markets Value Fund, Institutional Class Shares, versus the MSCI Emerging Markets Index and MSCI Emerging Markets Value Index.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2023
	One Year Return	Annualized to Inception Date*
ARGA Emerging Markets Value Fund, Institutional Class Shares	16.74%	2.14%
MSCI Emerging Markets Index	9.83%	-8.61%
MSCI Emerging Markets Value Index	14.21%	-4.06%

* The ARGA Emerging Markets Value Fund commenced operations on June 3, 2021.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definitions of comparative indices on the previous page.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

LETTER TO SHAREHOLDERS

Dear Shareholders,

The ARGA International Value Fund (Fund) performed well in 2023. The Fund was up 23.1% (net), compared to a 15.6% rise in the MSCI ACWI ex US Index and 17.3% increase in the MSCI ACWI ex US Value Index.

Strength in overall international equity markets was led by slowing inflation, receding recession fears and prospects for future rate cuts, together more than offsetting China property market and macro concerns.

The Fund’s 2023 outperformance reflected strong recovery in the valuations of many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own the most undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

The Fund’s valuation recoveries in 2023 occurred across many sectors and geographies. Largest sector contributors were Energy, Materials, Consumer Staples, Financial Services and Health Care. Examples include:

•	Oil (Energy) – Sector strength was led by Brazilian oil company Petrobras, whose stock rose on diminished political/regulatory risk and solid fundamentals.

•	Chemical & Steel (Materials) – Stocks previously devalued by a cyclical slowdown and spiking input costs rose on normalizing demand/costs and company-specific factors.

•

Financial Services & Technology – Shares of Swiss-based financial firm UBS rose on successful integration of its Credit Suisse acquisition. Shares of DRAM manufacturer SK Hynix rose on diminished concerns over demand weakness.

The Fund took advantage of share appreciation to trim and exit positions to fund more attractively valued opportunities. ARGA Research has identified new opportunities where investor reactions to recent geopolitical, regulatory and company stress have depressed market valuations. Targeted areas of longer-term opportunity include companies in the Materials sector and China.

China is a good example of the Fund’s dedicated value approach. Ongoing investor concerns over US-China tensions, regulatory overhang, stress in China’s property market and broader economy have significantly depressed Chinese equity valuations. Fundamental research indicates good opportunities in China’s internet space, where select companies offer strong cash flow even under stricter regulation. China’s re-opening and restored flight capacity is expected to benefit travel and lodging companies, while Macau gaming company profitability may improve on rising visitations and business mix.

International valuation spreads continue to exceed long term averages. Historically, wide spreads have signaled subsequent value outperformance. The Fund appears well positioned to benefit long term.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Thank you for investing with ARGA.

ARGA Portfolio Construction Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Definitions of the Comparative Indices

MSCI ACWI ex U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 25 Emerging Markets (EM) countries. With 2,336 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

MSCI ACWI ex U.S. Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 22 Developed and 25 Emerging Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Comparison of change in the value of a $10,000 Investment in the ARGA International Value Fund, Institutional Class Shares, versus the MSCI ACWI ex U.S. Index and MSCI ACWI ex U.S. Value Index.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2023
	One Year Return	Annualized to Inception Date*
ARGA International Value Fund, Institutional Class Shares	23.09%	3.69%
MSCI ACWI ex U.S. Index	15.62%	-2.04%
MSCI ACWI ex U.S. Value Index	17.30%	1.25%

* The ARGA International Value Fund commenced operations on June 3, 2021.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definitions of comparative indices on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

LETTER TO SHAREHOLDERS

Dear Shareholders,

The ARGA Value Fund (Fund) performed well over the period between Fund inception on 8/31/23 and the end of 2023. The Fund was up 11.0% (net), compared to a 5.0% rise in the Russell 1000 Value Index and 6.2% increase in the S&P 500 Index.

Strength in overall equity markets was led by slowing inflation, solid US earnings, receding recession fears and prospects for future rate cuts, together more than offsetting China property market and macro concerns.

The Fund’s outperformance reflected strong recovery in the valuations of many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own the most undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

The Fund’s valuation recoveries over the period occurred across many sectors. Largest contributors were Health Care, Energy, Financial Services, Consumer Staples, Consumer Discretionary and Technology. Examples include:

•

Financial Services – Nine of eleven sector holdings made positive contributions to results as slowing inflation, diminished recessionary concerns and strong market advances fueled expectations for improving fundamentals.

•	Technology – Shares of top-3 memory semiconductor manufacturer Micron and large fabless semiconductor company Qualcomm rose sharply as markets started to look beyond temporary weakness.

•	Consumer Discretionary – The two largest contributors to results were PVH, US-based apparel company, and Signet Jewelers, world’s largest retailer of diamond jewelry.

The Fund took advantage of share appreciation to trim and exit positions to fund more attractively valued opportunities. ARGA Research has identified new opportunities where investor reactions to recent stress have depressed market valuations. Targeted areas of longer-term opportunity include:

•

Consumer Discretionary – We expect improving fundamentals from company initiatives and interest rate normalization to benefit depressed valuations for various retailers, apparel companies and producers of housing related materials.

•

Technology – Makers of semiconductors, semiconductor production equipment, sensors and other technology products have been pressured by a cyclical demand downturn and excess inventories. We expect structural changes in semiconductor memory to drive increased demand and higher profitability.

US valuation spreads continue to exceed long term averages. Historically, wide spreads have signaled subsequent value outperformance. The Fund appears well positioned to benefit long term.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Thank you for investing with ARGA.

ARGA Portfolio Construction Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Definitions of the Comparative Indices

Russell 1000 Value Index is a broad-based, unmanaged equity market index composed of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000® is a trademark of the London Stock Exchange Group plc.

S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. S&P 500® is a trademark of S&P Global Inc. Index returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023 (UNAUDITED)

Comparison of change in the value of a $10,000 Investment in the ARGA Value Fund, Institutional Class Shares, versus the Russell 1000 Value Index and S&P 500 Index.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2023
Cumulative to Inception Date*
ARGA Value Fund, Institutional Class Shares	11.01%
Russell 1000 Value Index	5.02%
S&P 500 Index	6.20%

* The Value Fund commenced operations on August 31, 2023.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definitions of comparative indices on the previous page.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023

SECTOR WEIGHTING (Unaudited)†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.6%

	Shares	Value
BRAZIL — 13.9%
Atacadao	2,723,300	$6,979,802
Banco Bradesco	6,356,540	19,995,045
Banco do Brasil	1,089,600	12,424,437
Lojas Renner	1,591,400	5,706,972
Petroleo Brasileiro ADR	1,063,529	16,984,558
Sendas Distribuidora	3,440,500	9,582,914
Suzano	608,900	6,973,219
		78,646,947

CHINA — 33.2%
Alibaba Group Holding	503,300	4,872,828
Alibaba Group Holding ADR	220,100	17,059,951
Baidu ADR *	72,162	8,593,773
Bank of China, Cl A	7,903,630	4,446,502
China Merchants Port Holdings	6,755,835	9,205,620
China Overseas Land & Investment	7,240,000	12,758,199
China Resources Power Holdings	5,442,000	10,900,030
Gree Electric Appliances of Zhuhai, Cl A	4,345,100	19,709,239
Hello Group ADR	214,447	1,490,407
Industrial & Commercial Bank of China, Cl A	15,371,900	10,360,351
Jiangsu Yanghe Brewery Joint-Stock, Cl A	698,200	10,819,235
Kunlun Energy	8,088,000	7,291,992
Lenovo Group	7,718,000	10,793,438
PICC Property & Casualty, Cl H	4,588,000	5,452,602
Ping An Insurance Group of China, Cl A	2,473,400	14,054,598
Shanghai Mechanical and Electrical Industry, Cl A	3,909,614	6,543,402
Suofeiya Home Collection, Cl A	3,711,390	8,346,729
Tencent Holdings	311,400	11,708,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Trip.com Group ADR *	251,144	$9,043,696
Weibo ADR	403,370	4,416,901
		187,868,149

CZECH REPUBLIC — 0.6%
Komercni Banka	110,811	3,589,853

HONG KONG — 4.5%
Melco Resorts & Entertainment ADR *	1,338,151	11,869,400
WH Group	20,640,306	13,322,295
		25,191,695

HUNGARY — 1.7%
OTP Bank Nyrt	211,373	9,626,878

INDIA — 4.4%
Hindalco Industries	642,570	4,747,823
Manappuram Finance	4,143,995	8,565,497
State Bank of India	1,533,399	11,831,204
		25,144,524

MACAO — 3.1%
Galaxy Entertainment Group	1,185,000	6,639,399
Sands China *	3,750,800	10,975,960
		17,615,359

PERU — 1.6%
Credicorp	60,993	9,144,680

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 4.6%
Absa Group	513,918	4,599,345
MTN Group	1,778,642	11,230,458
Naspers, Cl N	61,288	10,480,189
		26,309,992

SOUTH KOREA — 14.5%
DB Insurance	122,162	7,911,598
Hana Financial Group	185,145	6,210,613
Hyundai Mobis	38,418	7,038,678
KB Financial Group	142,479	5,944,480
Samsung Electronics	396,913	24,091,365
SK Hynix	237,478	25,917,866
WONIK IPS	179,917	4,716,290
		81,830,890

TAIWAN — 9.8%
Chailease Holding	1,960,000	12,325,638
Taiwan Semiconductor Manufacturing	592,000	11,438,588

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Taiwan Semiconductor Manufacturing ADR	176,350	$18,340,400
Yageo	489,000	9,512,162
Zhen Ding Technology Holding	1,119,000	3,974,227
		55,591,015

THAILAND — 4.4%
CP ALL	4,754,400	7,788,424
Kasikornbank	2,464,200	9,734,700
SCB X	2,378,400	7,378,803
		24,901,927

UNITED STATES — 3.3%
JBS	1,972,500	10,115,072
Las Vegas Sands	173,292	8,527,699
		18,642,771

TOTAL COMMON STOCK
(Cost $533,784,857)		564,104,680

TOTAL INVESTMENTS— 99.6%
(Cost $533,784,857)		$564,104,680

Percentages are based on Net Assets of $566,521,845, which includes net redemptions pending settlement of $3,448,507.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2023

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$78,646,947	$—		$—	$78,646,947
China	187,868,149	—		—	187,868,149
Czech Republic	3,589,853	—		—	3,589,853
Hong Kong	25,191,695	—		—	25,191,695
Hungary	9,626,878	—		—	9,626,878
India	25,144,524	—		—	25,144,524
Macao	17,615,359	—		—	17,615,359
Peru	9,144,680	—		—	9,144,680
Russia	—	—		—^	—^
South Africa	26,309,992	—		—	26,309,992
South Korea	—	81,830,890		—	81,830,890
Taiwan	55,591,015	—		—	55,591,015
Thailand	—	24,901,927		—	24,901,927
United States	18,642,771	—		—	18,642,771

Total Common Stock	457,371,863	106,732,817		—^	564,104,680

Total Investments in Securities	$457,371,863	$106,732,817	$	—^	$564,104,680

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023

SECTOR WEIGHTING (Unaudited)†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.2%

	Shares	Value
AUSTRALIA — 0.1%
QBE Insurance Group	1,391	$14,038

BRAZIL — 1.0%
Banco Bradesco ADR	29,170	102,095
Banco do Brasil	6,500	74,118
		176,213

CANADA — 2.4%
Great-West Lifeco, Cl Common Subs. Receipt	4,439	146,933
Nutrien	3,010	169,576
Suncor Energy	2,927	93,771
		410,280

CHINA — 7.9%
Alibaba Group Holding	1,800	17,427
Alibaba Group Holding ADR	4,979	385,922
NXP Semiconductors	1,399	321,323
Ping An Insurance Group of China, Cl H	25,000	113,178
Prosus	5,249	156,368
Tencent Holdings	5,400	203,040
Trip.com Group ADR *	3,591	129,312
Weibo ADR	967	10,589
		1,337,159

FINLAND — 0.6%
Nokia	32,606	109,858

FRANCE — 5.2%
Accor	11,912	454,998
Airbus	1,381	213,102
Bouygues	757	28,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Kering	413	$181,916
		878,530

GERMANY — 2.0%
BASF	5,045	271,676
Fresenius & KGaA	1,982	61,418
		333,094

HONG KONG — 2.3%
CK Asset Holdings	4,500	22,591
Melco Resorts & Entertainment ADR *	5,371	47,641
Prudential	25,023	282,977
Sun Hung Kai Properties	2,000	21,630
WH Group	23,956	15,462
		390,301

IRELAND — 0.4%
AerCap Holdings *	803	59,679

JAPAN — 8.1%
Daito Trust Construction	800	92,766
Daiwa Securities Group	23,900	160,876
ITOCHU	2,200	89,981
Kawasaki Heavy Industries	4,100	90,694
Kobe Steel	2,300	29,761
Marubeni	5,800	91,669
Nidec	5,100	205,989
Nitori Holdings	2,400	321,362
Nomura Holdings	22,300	100,856
Subaru	4,800	88,034
Sumitomo Realty & Development	3,500	104,107
		1,376,095

LUXEMBOURG — 0.9%
ArcelorMittal	5,604	158,839

MACAO — 2.1%
Galaxy Entertainment Group	22,000	123,263
Sands China *	77,600	227,081
		350,344

NETHERLANDS — 1.4%
ABN AMRO Bank GDR	2,091	31,371
Aegon	34,913	202,269
		233,640

NORWAY — 0.6%
Aker BP	1,405	40,864

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Equinor	1,901	$60,277
		101,141

SOUTH KOREA — 3.8%
Hyundai Mobis	523	95,820
KB Financial Group ADR	1,624	67,185
Samsung Electronics	5,086	308,704
SK Hynix	1,474	160,869
SK Square *	54	2,195
		634,773

SPAIN — 1.7%
Banco Santander	67,764	282,736

SWEDEN — 1.5%
Boliden	8,248	257,187

SWITZERLAND — 2.0%
Novartis	627	63,270
Sandoz Group *	125	4,022
UBS Group	8,787	272,684
		339,976

TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing ADR	1,976	205,504

UNITED KINGDOM — 4.7%
Berkeley Group Holdings	363	21,691
easyJet *	2,079	13,515
HSBC Holdings	22,721	184,049
Kingfisher	23,023	71,400
Lloyds Banking Group	166,825	101,452
Taylor Wimpey	97,906	183,512
Whitbread	4,711	219,538
		795,157

UNITED STATES — 5.3%
GSK	10,294	190,284
Holcim	4,089	320,975
JBS	16,600	85,126

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Las Vegas Sands	6,274	$308,743
		905,128

TOTAL COMMON STOCK
(Cost $8,703,364)		9,349,672

PREFERRED STOCK — 3.3%

BRAZIL — 2.9%
Gerdau (A)	38,590	188,755
Petroleo Brasileiro (A)	39,900	305,887
		494,642

GERMANY — 0.4%
Henkel & KGaA (A)	829	66,680

TOTAL PREFERRED STOCK
(Cost $473,184)		561,322

TOTAL INVESTMENTS— 58.5%
(Cost $9,176,548)		$9,910,994

Percentages are based on Net Assets of $16,927,806, which includes net subscriptions pending settlement of $6,940,000.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2023

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$14,038	$—	$—	$14,038
Brazil	176,213	—	—	176,213
Canada	410,280	—	—	410,280
China	1,337,159	—	—	1,337,159
Finland	109,858	—	—	109,858
France	878,530	—	—	878,530
Germany	333,094	—	—	333,094
Hong Kong	390,301	—	—	390,301
Ireland	59,679	—	—	59,679
Japan	1,376,095	—	—	1,376,095
Luxembourg	158,839	—	—	158,839
Macao	350,344	—	—	350,344
Netherlands	233,640	—	—	233,640
Norway	101,141	—	—	101,141
South Korea	67,185	567,588	—	634,773
Spain	282,736	—	—	282,736
Sweden	257,187	—	—	257,187
Switzerland	339,976	—	—	339,976
Taiwan	205,504	—	—	205,504
United Kingdom	795,157	—	—	795,157
United States	905,128	—	—	905,128

Total Common Stock	8,782,084	567,588	—	9,349,672

Preferred Stock
Brazil	494,642	—	—	494,642
Germany	66,680	—	—	66,680

Total Preferred Stock	561,322	—	—	561,322

Total Investments in Securities	$9,343,406	$567,588	$—	$9,910,994

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023

SECTOR WEIGHTING (Unaudited)†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8%

	Shares	Value

COMMUNICATION SERVICES — 4.6%
Comcast, Cl A	428	$18,768
Walt Disney	355	32,053

		50,821

CONSUMER DISCRETIONARY — 23.6%
Las Vegas Sands	840	41,336
Lear	185	26,124
Mohawk Industries *	345	35,707
Newell Brands	1,895	16,449
PVH	374	45,673
Sabre *	3,929	17,288
Signet Jewelers	332	35,610

Tapestry	1,204	44,319

		262,506

CONSUMER STAPLES — 3.0%
Ingredion	97	10,527
Target	159	22,645

		33,172

ENERGY — 4.7%
Helmerich & Payne	248	8,982
Petroleo Brasileiro ADR	1,283	20,490
Phillips 66	177	23,566

		53,038

FINANCIALS — 24.9%
American International Group	342	23,170
Bank of America	1,028	34,613

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023

SCHEDULE OF INVESTMENTS

	Shares	Value
Citigroup	697	$35,854
Global Payments	235	29,845
Goldman Sachs Group	91	35,105
MetLife	316	20,897
New York Community Bancorp	1,726	17,657
RenaissanceRe Holdings	36	7,056
SLM	703	13,441
Travelers	124	23,621
Wells Fargo	713	35,094

		276,353

HEALTH CARE — 12.3%
AbbVie	135	20,921
Baxter International	560	21,650
CVS Health	280	22,109
Elevance Health	22	10,374
Gilead Sciences	521	42,206
Medtronic	121	9,968
Perrigo	281	9,043

		136,271

INDUSTRIALS — 3.8%
AerCap Holdings *	163	12,114
Genpact	256	8,886
WESCO International	123	21,387

		42,387

INFORMATION TECHNOLOGY — 14.4%
Arrow Electronics *	236	28,851
Micron Technology	639	54,532
QUALCOMM	308	44,546
TE Connectivity	226	31,753

		159,682

MATERIALS — 8.5%
Alcoa	497	16,898
Celanese, Cl A	79	12,274
Dow	547	29,998
International Flavors & Fragrances	141	11,417
LyondellBasell Industries, Cl A	252	23,960

		94,547

TOTAL COMMON STOCK (Cost $1,008,962)		1,108,777

TOTAL INVESTMENTS— 99.8% (Cost $1,008,962)		$1,108,777

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2023

Percentages are based on Net Assets of $1,110,489.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $533,784,857 and $9,176,548)	$564,104,680	$9,910,994
Foreign Currency, at Value (Cost $1,170,033 and $1,529)	1,170,194	1,530
Cash	5,150,765	–
Dividend and Interest Receivable	2,530,067	21,987
Receivable for Capital Shares Sold	715,670	6,940,000
Receivable for Investment Securities Sold	528,716	109,059
Reclaim Receivable	113,305	9,980
Unrealized Gain on Foreign Spot Currency Contracts	–	208
Reimbursement/Receivable due from Investment Adviser	–	13,044
Other Prepaid Expenses	13,191	1,554

Total Assets	574,326,588	17,008,356

Liabilities:
Payable for Capital Shares Redeemed	4,164,177	–
Payable for Investment Securities Purchased	2,957,053	29,662
Payable to Investment Adviser	322,923	–
Payable for Foreign Capital Gains Tax	237,979	–
Payable to Administrator	32,675	8,493
Audit Fees Payable	27,440	27,440
Custody Fees Payable	19,365	1,729
Transfer Agent Fees Payable	6,761	3,474
Chief Compliance Officer Fees Payable	3,816	69
Unrealized Loss on Foreign Spot Currency Contracts	1,371	–
Payable to Trustees	32	1
Due to Custodian	–	7,523
Other Accrued Expenses and Other Payables	31,151	2,159

Total Liabilities	7,804,743	80,550

Commitments and Contingencies†
Net Assets	$566,521,845	$16,927,806

Net Assets Consist of:
Paid-in Capital	$546,746,807	$16,191,856
Total Distributable Earnings	19,775,038	735,950

Net Assets	$566,521,845	$16,927,806

Institutional Class Shares:
Net Assets	$566,521,845	$16,927,806
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	58,285,271	1,624,455
Net Asset Value, Offering and Redemption Price Per Share	$9.72	$10.42

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

STATEMENTS OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $1,008,962)	$1,108,777
Cash	17,894
Deferred Offering Costs (Note 2)	69,439
Dividend and Interest Receivable	1,197
Reclaim Receivable	17
Reimbursement/Receivable due from Investment Adviser	23,884
Other Prepaid Expenses	305

Total Assets	1,221,513

Liabilities:
Prepaid Reimbursement to Fund	74,140
Audit Fees Payable	24,990
Payable to Administrator	6,370
Transfer Agent Fees Payable	3,425
Custody Fees Payable	1,001
Chief Compliance Officer Fees Payable	7
Other Accrued Expenses and Other Payables	1,091

Total Liabilities	111,024

Commitments and Contingencies†
Net Assets	$1,110,489

Net Assets Consist of:
Paid-in Capital	$1,007,241
Total Distributable Earnings	103,248

Net Assets	$1,110,489

Institutional Class Shares:
Net Assets	$1,110,489
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	100,654
Net Asset Value, Offering and Redemption Price Per Share	$11.03

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE YEAR ENDED DECEMBER 31, 2023

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$20,941,794	$157,223
Interest	956,969	5,935
Less: Foreign Taxes Withheld	(1,422,401)	(11,539)

Total Investment Income	20,476,362	151,619

Expenses:
Investment Advisory Fees	3,616,578	29,482
Administration Fees	369,385	89,520
Trustees’ Fees	30,675	249
Chief Compliance Officer Fees	11,028	1,016
Custodian Fees	106,383	12,317
Legal Fees	82,923	615
Printing Fees	45,639	2,130
Transfer Agent Fees	40,184	20,758
Registration and Filing Fees	36,639	12,472
Audit Fees	28,125	28,125
Pricing Fees	4,682	4,933
Other Expenses	42,921	2,956

Total Expenses	4,415,162	204,573

Less:
Waiver - Reimbursement from Adviser	–	(167,723)
Advisory Waiver Recapture - Note 5	71,395	–

Net Expenses	4,486,557	36,850

Net Investment Income	15,989,805	114,769

Net Realized Gain (Loss) on:
Investments	16,245,015	104,537
Foreign Currency Transactions	(314,726)	(1,693)

Net Realized Gain	15,930,289	102,844

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	44,798,738	955,808
Capital Gains Tax	(111,644)	–
Foreign Currency Translation	5,898	639

Net Change in Unrealized Appreciation (Depreciation)	44,692,992	956,447

Net Realized and Unrealized Gain	60,623,281	1,059,291

Net Increase in Net Assets Resulting from Operations	$76,613,086	$1,174,060

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE PERIOD ENDED DECEMBER 31, 2023

STATEMENTS OF OPERATIONS

ARGA Value
Fund*
Investment Income:
Dividends	$8,684
Interest	870
Less: Foreign Taxes Withheld	(105)

Total Investment Income	9,449

Expenses:
Administration Fees	25,479
Investment Advisory Fees	1,681
Trustees’ Fees	16
Chief Compliance Officer Fees	14
Audit Fees	24,990
Offering Costs	24,154
Transfer Agent Fees	6,862
Custodian Fees	1,162
Printing Fees	632
Pricing Fees	374
Legal Fees	332
Registration and Filing Fees	221
Other Expenses	28

Total Expenses	85,945

Less:
Waiver - Reimbursement from Adviser	(83,758)

Net Expenses	2,187

Net Investment Income	7,262

Net Realized Gain on:
Investments	3,312

Net Realized Gain	3,312

Net Change in Unrealized Appreciation on:
Investments	99,815

Net Change in Unrealized Appreciation (Depreciation)	99,815

Net Realized and Unrealized Gain	103,127

Net Increase in Net Assets Resulting from Operations	$110,389

* Commenced operations on August 31, 2023.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2023	2022
Operations:
Net Investment Income	$15,989,805	$15,968,607
Net Realized Gain (Loss)	15,930,289	(22,916,617)
Net Change in Unrealized Appreciation (Depreciation)	44,692,992	(6,262,065)

Net Increase (Decrease) in Net Assets Resulting From Operations	76,613,086	(13,210,075)

Total Distributions	(18,921,672)	(16,259,011)

Capital Share Transactions:
Institutional Class Shares
Issued	179,033,794	366,965,682
Reinvestment of Distributions	18,574,301	15,880,186
Redeemed	(116,588,880)	(105,003,742)

Net Increase in Net Assets From Capital Share Transactions	81,019,215	277,842,126

Total Increase in Net Assets	138,710,629	248,373,040

Net Assets:
Beginning of Year	427,811,216	179,438,176

End of Year	$566,521,845	$427,811,216

Shares Transactions:
Institutional Class Shares
Issued	18,825,594	40,661,505
Reinvestment of Distributions	1,915,191	1,835,860
Redeemed	(12,147,112)	(12,629,176)

Net Increase in Shares Outstanding From Share Transactions	8,593,673	29,868,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2023	2022
Operations:
Net Investment Income	$114,769	$109,674
Net Realized Gain (Loss)	102,844	(107,386)
Net Change in Unrealized Appreciation (Depreciation)	956,447	(149,111)

Net Increase (Decrease) in Net Assets Resulting From Operations	1,174,060	(146,823)

Total Distributions	(111,339)	(110,290)

Capital Share Transactions:
Institutional Class Shares
Issued	14,167,278	–
Reinvestment of Distributions	111,339	110,290
Redeemed	(1,540,322)	(200,000)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	12,738,295	(89,710)

Total Increase (Decrease) in Net Assets	13,801,016	(346,823)

Net Assets:
Beginning of Year	3,126,790	3,473,613

End of Year	$16,927,806	$3,126,790

Shares Transactions:
Institutional Class Shares
Issued	1,406,152	–
Reinvestment of Distributions	10,685	12,824
Redeemed	(157,457)	(23,895)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	1,259,380	(11,071)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
December 31,
2023*
Operations:
Net Investment Income	$7,262
Net Realized Gain (Loss)	3,312
Net Change in Unrealized Appreciation (Depreciation)	99,815

Net Increase in Net Assets Resulting From Operations	110,389

Total Distributions	(7,141)

Capital Share Transactions:
Institutional Class Shares
Issued	1,000,100
Reinvestment of Distributions	7,141

Net Increase in Net Assets From Capital Share Transactions	1,007,241

Total Increase in Net Assets	1,110,489

Net Assets:
Beginning of Period	–

End of Period	$1,110,489

Shares Transactions:
Institutional Class Shares
Issued	100,010
Reinvestment of Distributions	644

Net Increase in Shares Outstanding From Share Transactions	100,654

* Commenced operations on August 31, 2023.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)

Net Asset Value, Beginning of Year or Period	$8.61	$9.05	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	1.15	(0.49)	(1.08)

Total from Investment Operations	1.44	(0.11)	(0.85)

Dividends and Distributions:
Net Investment Income	(0.33)	(0.33)	(0.09)
Capital Gains	—	—	(0.01)

Total Dividends and Distributions	(0.33)	(0.33)	(0.10)

Net Asset Value, End of Year or Period	$9.72	$8.61	$9.05

Total Return†	16.74%	(1.19)%	(8.45)%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	26%	35%	17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)

Net Asset Value, Beginning of Year or Period	$8.56	$9.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	1.75	(0.65)	(0.84)

Total from Investment Operations	1.98	(0.36)	(0.72)

Dividends and Distributions:
Net Investment Income	(0.12)	(0.31)	(0.05)
Capital Gains	—	—	—

Total Dividends and Distributions	(0.12)	(0.31)	(0.05)

Net Asset Value, End of Year or Period	$10.42	$8.56	$9.23

Total Return†	23.09%	(3.88)%	(7.21)%

Ratios and Supplemental Data

Net Assets, End of Year or Period (Thousands)	$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	64%	46%	10%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Period

Period Ended December 31, 2023(1)

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.07
Net Realized and Unrealized Gain	1.03

Total from Investment Operations	1.10

Dividends and Distributions:
Net Investment Income	(0.07)
Capital Gains	—

Total Dividends and Distributions	(0.07)

Net Asset Value, End of Period	$11.03

Total Return†	11.01%

Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$1,110
Ratio of Net Expenses to Average Net Assets	0.65%††
Ratio of Gross Expenses to Average Net Assets	25.73%††
Ratio of Net Investment Income to Average Net Assets	2.17%††
Portfolio Turnover Rate‡	17%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on August 31, 2023.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days or less after their date of purchase.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended December 31, 2023, the ARGA Value Fund incurred offering costs of $93,593. As of December 31, 2023, the ARGA Value Fund has deferred offering costs remaining to be amortized of $69,439.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year or period ended December 31, 2023, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $369,385, $89,520 and $25,479 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year or period ended December 31, 2023, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $106,383, $12,317 and $1,162 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

or period ended December 31, 2023, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $40,184, $20,758 and $6,862 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2024. Refer to Waiver - Reimbursement from Adviser on the Statement of Operations for fees waived for the year or period ended December 31, 2023.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

As of December 31, 2023, fees that were previously waived by the Adviser, which may be subject to possible future reimbursement to the Adviser are as follows:

Period	Subject to Repayment until December 31:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2021	2024	$ —	$ 136,772
2022	2025	—	179,590
2023	2026	—	167,723
		$ —	$ 484,085

Period	Subject to Repayment until December 31:		ARGA Value Fund
2023	2026		$ 83,758
			$ 83,758

For the year ended December 31, 2023, the Adviser recaptured fees previously waived in 2021 and 2022 of $46,556 and $24,839, respectively, for ARGA Emerging Markets Value Fund.

6. Investment Transactions:

For the year or period ended December 31, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$ 230,365,815	$ 129,806,409
ARGA International Value Fund	9,003,270	3,184,133
ARGA Value Fund	1,178,922	173,272

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

The following permanent difference, primarily consisting of nondeductible excise tax, has been reclassified between paid-in capital and distributable earnings (accumulated losses) as of December 31, 2023.

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
ARGA Emerging Markets Value Fund	$3,064	$(3,064)

The tax character of dividends and distributions paid during the year or period ended December 31, 2023, were as follows:

	Ordinary Income	Total
ARGA Emerging Markets Value Fund
2023	$18,921,672	$18,921,672
2022	16,259,011	16,259,011
ARGA International Value Fund
2023	111,339	111,339
2022	110,290	110,290
ARGA Value Fund
2023	7,141	7,141

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$3,894,694	$15,869	$3,433
Capital Loss Carryforwards	(5,725,877)	–	–
Unrealized Appreciation	21,606,226	720,081	99,815
Other Temporary Differences	(5)	–	–

Total Distributable Earnings	$19,775,038	$735,950	$103,248

Post October losses represent losses realized on investment transactions from November 1, 2023 through December 31, 2023, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$ 5,725,877	$ —	$ 5,725,877

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$ 12,710,298	$ 2,525,481	$ 15,235,779
ARGA International Value Fund	55,454	51,777	107,231

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at December 31, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
ARGA Emerging
Markets Value Fund	$542,272,764	$74,219,337	$(52,375,132)	$21,844,205	*
ARGA International Value Fund	9,191,470	1,044,190	(324,109)	720,081
ARGA Value Fund	1,008,962	119,502	(19,687)	99,815

* The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax payable.

The book/tax difference on investment cost is primarily related to deferred wash sale losses, mark to market on Forward Contracts and investments in passive foreign investment companies.

8. Concentration of Shareholders:

At December 31, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of Shareholders	% Ownership

ARGA Emerging Markets Value Fund, Institutional Shares	2	80%
ARGA International Value Fund, Institutional Shares	2	89%
ARGA Value Fund, Institutional Shares	1	100%

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ARGA Emerging Markets Value Fund, ARGA International Value Fund, and ARGA Value Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ARGA Emerging Markets Value Fund, ARGA International Value Fund, and ARGA Value Fund (collectively referred to as the “Funds”), (three of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2023, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (three of the funds constituting The Advisors’ Inner Circle Fund III) at December 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund III	Statements of operations	Statements of changes in net assets	Financial highlights

ARGA Emerging Markets Value Fund ARGA International Value Fund	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023	For each of the two years in the period ended December 31, 2023, and the period from June 3, 2021 (commencement of operations) through December 31, 2021

ARGA Value Fund	For the period from August 31, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ARGA Investment Management, LP investment companies since 2021.

Philadelphia, Pennsylvania

February 29, 2024

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INTERESTED TRUSTEES[3,4]
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.
4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

Trustees.” Mr. Doran is a Trustee who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-234-2742. The following chart lists Trustees and Officers as of December 31, 2023.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd. FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd. FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES (continued)[3]
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

OFFICERS
Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies) or other investment companies under the 1940 Act.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman), Legal & General Commodity Strategy Fund Offshore Ltd., Element Solutions Inc., Xerox Holdings Corporation and Lucid Group, IncElement Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd., FS Alternatives Fund (Cayman), FS Managed Futures Fund (Cayman), FS Real Development Fund (Cayman) and Legal & General Commodity Strategy Fund Offshore Ltd.

Former Directorships: Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Director of Navigator Global Investments Limited to 2020. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Coordinator (since 2023)	Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years

OFFICERS (continued)

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

Other Directorships

Held in the Past Five Years

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/23	Ending Account Value 12/31/23	Annualized Expense Ratios	Expenses Paid During Period*
ARGA Emerging Markets Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$1,030.90	0.87%	$4.45	(1)

Hypothetical 5% Return	1,000.00	1,020.82	0.87	4.43
ARGA International Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$1,074.00	0.75%	$3.92	(1)

Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
ARGA Value Fund - Institutional Class Shares(3)
Actual Fund Return	$1,000.00	$1,110.10	0.65%	$2.31	(2)

Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the one-half year period).
(3)	Commenced operations on August 31, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2023 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2023 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2023, the Funds are designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credits (6)
ARGA Emerging Markets Value Fund
0.00%	100.00%	100.00%	0.12%	62.16%	0.00%	3.01%	0.00%	6.32%
ARGA International Value Fund
0.00%	100.00%	100.00%	1.17%	79.50%	0.00%	3.32%	0.00%	8.12%
ARGA Value Fund
0.00%	100.00%	100.00%	65.45%	80.20%	0.00%	6.76%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended December 31, 2023, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
ARGA Emerging Markets Value Fund	$16,962,810	$1,277,235
ARGA International Value Fund	121,004	9,844

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2023. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2023 (UNAUDITED)

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2023. Complete information will be computed and reported with your 2023 Form 1099-DIV.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-AR-001-0300

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$717,900	None	None	$682,615	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$807,756(2)	$101,900(3)	None	$112,623(2)
(d)	All Other Fees	None	None	$7,535(4)	None	None	$5,301

Fees billed by Cohen & Co (“Cohen”) (Formerly, BBD LLP (“BBD”)) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$88,500	None	None	$88,500	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2023			FYE December 31, 2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$303,108	None	None	$277,908	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

(4)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2023	FYE December 31, 2022
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)  Not applicable.

(g)  The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $815,291 and $117,924 for 2023 and 2022, respectively.

(g)  The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2023 and 2022, respectively.

(g)  The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2023 and 2022, respectively.

(h)  During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)  Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: March 8, 2024